IMPAIRMENT CHARGES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IMPAIRMENT CHARGES
Inventories	$ 38.9	$ 106.8
Property, plant and equipment		243.2
Impairment charges	$ 38.9	$ 350.0